December 15, 2014

TOUCHSTONE FUNDS GROUP TRUST

Touchstone Mid Cap Value Fund

Supplement to the Prospectus, Summary Prospectus, and

Statement of Additional Information, each dated January 30, 2014

Notice of Sub-Advisor Name Change

Effective January 1, 2015, Lee Munder Capital Group, LLC (“Lee Munder Capital Group”), the sub-advisor to the Touchstone Mid Cap Value Fund (the “Fund”), is changing its name to LMCG Investments, LLC (“LMCG”).  Accordingly, all references to Lee Munder Capital Group as sub-advisor to the Fund are being deleted and replaced with LMCG as of that date. No changes are being made to the Fund’s investment goals, strategies, fees, or portfolio management team.

Please contact your financial advisor or Touchstone Investments at 800.543.0407 if you have any questions.

P.O. Box 9878 • Providence, RI 02940-8078

Phone: 800.543.0407 • TouchstoneInvestments.com

Touchstone Funds are distributed by Touchstone Securities, Inc.*

*A registered broker-dealer and member FINRA and SIPC

A Member of Western & Southern Financial Group

Please retain this Supplement for future reference.

TSF-56-TFGT-TCVAX-S6-1401